LEASES (Tables)	12 Months Ended
Jul. 31, 2013
LEASES [Abstract]
Schedule of rental expense

   Rental expense for leased real property for each of the three fiscal years in the period ended July 31, 2013 was exceeded by sublease rental income, as follows:

	2013	2012	2011
Minimum rental expense	$1,726,817	$1,752,764	$1,709,197
Contingent rental expense	736,406	743,248	726,340
	2,463,223	2,496,012	2,435,537
Sublease rental income	6,161,173	6,222,388	5,807,901
Excess of sublease income over expense	$3,697,950	$3,726,376	$3,372,364

Schedule of future minimum non-cancelable rental commitments

Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Operating
Fiscal Year	Leases
2014	$1,730,729
2015	1,731,609
2016	1,731,609
2017	1,731,609
2018	1,731,609
After 2018	18,093,474
Total required*	$26,750,639
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*	Minimum payments have not been reduced by minimum sublease rentals of $30,788,911 under operating leases due in the future under non-cancelable leases.